Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2014
Loss Per Share [Abstract]
Schedule of computing loss per share

	For the Three Months Ended March 31,		For the Years Ended December 31,
	2014	2013	2013	2012
Net (Loss)	(426,054)	(399,072)	(2,147,361)	(2,427,649)
Weighted average number of shares of common stock used in basic earnings per share	7,065,333	5,318,151	5,332,721	5,318,151
Effect of dilutive securities, stock options and warrants	-	-	-	-
Weighted average number of shares of common stock and potential dilutive common shares outstanding used in dilutive earnings per share	7,065,333	5,318,151	5,332,721	5,318,151